Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation		$ (14,902)	$ (16,291)
Total		25,812	33,079
Office Furniture & Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	[1]	$ 40,714	$ 49,370

[1]	Partial office equipment has been fully depreciated and disposed during 2025.